SHARE-BASED PAYMENT	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SHARE-BASED PAYMENT

NOTE 17: SHARE-BASED PAYMENT

a.	The expense recognized in the financial statements for services received is shown in the following table:

	Year ended December 31,
	2025	2024	2023
Equity-settled share-based payment plans to employees, directors and consultants.	$1,204	$1,441	$381

b.	The share-based payment transactions that the Company granted to its employees, directors and consultants are shown in the following table:

Range of exercise prices	Options outstanding as of December 31, 2025(*)	Weighted Average remaining contractual Term	Weighted Average exercise price ($)	Options exercisable December 31, 2025(*)
4.71-7.99	2,229,113	6.65	2.92	1,325,043

(*) Options and restricted shares.

c.	The fair value of the Company’s options granted for the years ended December 31, 2025, 2024 and 2023 was estimated using the following assumptions:

	Year ended December 31,
	2025	2024	2023
Expected volatility (%)	49.03-50.70	38.86 - 38.95	48.9 - 71.61
Risk-free interest rate (%)	3.81-4.24	4.40 - 4.43	3.39 - 4.58

d.	The following table presents the changes in the number of share options and the weighted average exercise prices of share options:

	Year ended December 31,
	2025		2024
	Number of options	Weighted average exercise price (*)	Number of options	Weighted average exercise price (*)

Outstanding at January 1,	2,626,113	$3.19	2,072,100	$2.94
Granted	360,000	6.35	765,000	3.12
Exercised	(220,875)	4.19	(42,391)	2.35
Expired	(339,500)	4.06	(144,846)	4.24
Forfeited	(121,625)	4.19	(23,750)	3.32

Outstanding at December 31,	2,304,113	$3.22	2,626,113	$2.93

Exercisable at December 31,	1,325,043	$3.02	1,358,925	$3.55

(*)	The exercise price of all options denominated in NIS and was translated to USD in the table above using the exchange rate as of December 31, 2025 and 2024, respectively.

The contractual life of the options is ten years from the grant date. The weighted average remaining contractual life for the options outstanding as of December 31, 2025 and 2024 was approximately six years and five years, respectively.

The weighted average share price on the date of exercise of the share options was $4.9 in 2025 and 2024.

The weighted average fair value of options granted during 2025 was $5.36 (for options granted during 2024, the weighted average fair value was $1.74)

During 2021, the Company completed a repricing of outstanding options via an exchange offer pursuant to which the Company exchanged previously granted options with new options. For those that chose to participate in the exchange, the repricing resulted in an updated exercise price of $4.675 or NIS 15.26 per ordinary share, and is otherwise subject to the same expiration date, vesting schedule and other terms as previously existed prior to the exchange offer. Several employees chose not to participate in the exchange because their options were subject to a lower exercise price than that offered in the repricing. Accordingly, the exercise price range for options outstanding as of December 31, 2025 and 2024 was NIS 2.78-12.25.

e.	The following table presents the changes in the number of restricted shares and the weighted average exercise prices of restricted shares:

	2025	2024
	Number of Restricted shares	Number of Restricted shares
Outstanding at January 1,	428,452	269,638
Granted	120,000	320,000
Vested	(211,043)	(134,357)
Forfeited	(31,933)	(26,829)
Outstanding at December 31,	305,476	428,452

The weighted average fair value of restricted shares granted during 2025 was $5.62.